STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2012	$ 599	$ 249,739	$ (18,082)	$ 2,078	$ 36,896	$ 271,230
Balance, shares at Dec. 31, 2012	44,370,904
Repurchase of Ordinary shares			$ (7,902)			(7,902)
Repurchase of Ordinary shares, shares	(536,557)
Issuance of shares upon exercise of stock options	$ 12	$ 5,510				5,522
Issuance of shares upon exercise of stock options, shares	899,242
Stock based compensation		5,374				5,374
Tax benefit related to exercise of stock options		$ 2,186				2,186
Other comprehensive income, net of tax				$ (345)		(345)
Net income					$ 18,055	18,055
Balance at Dec. 31, 2013	$ 611	$ 262,809	$ (25,984)	$ 1,733	$ 54,951	294,120
Balance, shares at Dec. 31, 2013	44,733,589
Repurchase of Ordinary shares			$ (15,169)			(15,169)
Repurchase of Ordinary shares, shares	(887,855)
Issuance of shares upon exercise of stock options	$ 43	$ 22,450				22,493
Issuance of shares upon exercise of stock options, shares	3,080,763
Stock based compensation		7,382				7,382
Tax benefit related to exercise of stock options		$ 1,443				1,443
Other comprehensive income, net of tax				$ (1,522)		(1,522)
Net income					$ 24,950	24,950
Balance at Dec. 31, 2014	$ 654	$ 294,084	$ (41,153)	$ 211	$ 79,901	$ 333,697
Balance, shares at Dec. 31, 2014	46,926,497					46,926,497
Repurchase of Ordinary shares			$ (52,896)			$ (52,896)
Repurchase of Ordinary shares, shares	(2,824,772)
Issuance of shares upon exercise of stock options	$ 7	$ 8,739				8,746
Issuance of shares upon exercise of stock options, shares	677,122
Stock based compensation		9,329				9,329
Tax benefit related to exercise of stock options		$ 632				632
Other comprehensive income, net of tax				$ 1,046		1,046
Net income					$ 18,569	18,569
Balance at Dec. 31, 2015	$ 661	$ 312,784	$ (94,049)	$ 1,257	$ 98,470	$ 319,123
Balance, shares at Dec. 31, 2015	44,778,847					44,778,847